Consolidated Statement of Cash Flows of Immatics N.V. - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Net profit/(loss)		€ 15,218	[1]	€ (94,649)	[2]	€ 27,703	[2]
Taxes on income		6,128		(2,345)	[2]	14,333	[2]
Profit/(loss) before tax		21,346		(96,994)	[2]	42,036	[2]
Adjustments for:
Interest income		(25,001)		(13,845)	[3]	(2,476)	[3]
Depreciation and amortization		12,225		7,234	[3]	6,967	[3]
Interest expenses		886		831	[3]	1,038	[3]
Equity settled share-based payment		17,642		20,705	[3]	22,570	[3]
Net foreign exchange differences and expected credit losses		(18,706)		6,861	[3]	2,953	[3]
Change in fair value of liabilities for warrants		(17,264)		2,079	[2]	(10,945)	[2]
(Gains)/losses from disposal of fixed assets		1		(150)	[3]
Changes in:
(Increase)/decrease in accounts receivables		(1,764)		(2,982)	[3]	(429)	[3]
(Increase)/decrease in other assets		(2,061)		(1,387)	[3]	(7,872)	[3]
Increase/(decrease) in deferred revenue, accounts payables and other liabilities		(160,053)		85,999	[3]	45,559	[3]
Interest received		15,605		10,167	[3]	1,649	[3]
Interest paid		(886)		(290)	[3]	(695)	[3]
Income tax paid	[3]					(224)
Net cash provided by/(used in) operating activities		(158,030)		18,228	[3]	100,131	[3]
Cash flows from investing activities
Payments for property, plant and equipment		(16,272)		(30,799)	[3]	(5,738)	[3]
Payments for intangible assets		(208)		(158)	[3]	(477)	[3]
Proceeds from disposal of property, plant and equipment		2		150	[3]	52	[3]
Payments for investments classified in Other financial assets		(450,349)		(415,325)	[3]	(216,323)	[3]
Proceeds from maturity of investments classified in Other financial assets		314,440		414,744	[3]	12,695	[3]
Net cash (used in)/provided by investing activities		(152,387)		(31,388)	[3]	(209,791)	[3]
Cash flows from financing activities
Proceeds from issuance of shares to equity holders		343,010		90,404	[3]	134,484	[3]
Transaction costs deducted from equity		(21,314)		(2,039)	[3]	(7,931)	[3]
Repayment of lease liabilities		(2,012)		(3,849)	[3]	(2,843)	[3]
Net cash provided by/(used in) financing activities		319,684		84,516	[3]	123,710	[3]
Net increase/(decrease) in cash and cash equivalents		9,267		71,356	[3]	14,050	[3]
Cash and cash equivalents at beginning of the year		218,472	[4]	148,519	[4]	132,994	[3]
Effects of exchange rate changes and expected credit losses on cash and cash equivalents		9,009		(1,403)	[3]	1,475	[3]
Cash and cash equivalents at end of the year		€ 236,748		€ 218,472	[4]	€ 148,519	[4]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[4]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities